Putnam VT Small Cap Value Fund
Goal
Putnam VT Small Cap Value Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam VT Small Cap Value Fund	Class IA	Class IB
Management fees	0.63%	0.63%
Distribution and service (12b-1) fees	none	0.25%
Other expenses	0.15%	0.15%
Acquired fund fees and expenses	0.23%	0.23%
Total annual fund operating expenses	1.01%	1.26%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam VT Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class IA	103	322	558	1,236
Class IB	128	400	692	1,523

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 67%.
Investments
We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of March 31, 2017, the index was composed of companies having market capitalizations of between approximately $35.6 million and $13.7 billion. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for small and midsize companies.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year to date performance through 3/31/17 1.42% Best calendar quarter Q2 09 25.25% Worst calendar quarter Q4 08 -28.70%
Average annual total returns (for periods ending 12/31/16)
Average Annual Total Returns - Putnam VT Small Cap Value Fund		1 Year	5 Years	10 Years
Class IA		27.70%	15.97%	5.90%
Class IB		27.49%	15.68%	5.64%
Russell 2000 Value Index (no deduction for fees or expenses)	[1]	31.74%	15.07%	6.26%
[1]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.